Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2021
Description of Organization and Business Operations
1. DESCRIPTION OF BUSINESS
IonQ, Inc. (“IonQ” or “the Company”), formerly known as dMY Technology Group, Inc. III (“dMY”), was incorporated in the state of Delaware in September 2020 and formed as a special purpose acquisition company for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses. IonQ Quantum, Inc. (formerly known as IonQ, Inc., and referred to as “Legacy IonQ” herein), was incorporated in the state of Delaware in September 2015 and is headquartered in College Park, Maryland.
On March 7, 2021, Legacy IonQ entered into an Agreement and Plan of Merger (the “Merger Agreement”) with dMY and Ion Trap Acquisition Inc. (“Merger Sub”), a direct, wholly owned subsidiary of dMY. Pursuant to the Merger Agreement, on September 30, 2021 (“the Closing Date”), the Merger Sub was merged with and into Legacy IonQ with Legacy IonQ continuing as the surviving corporation following the Merger, becoming a wholly owned subsidiary of dMY and the separate corporate existence of the Merger Sub ceased (the “Business Combination”). Commensurate with the Business Combination, dMY changed its name to IonQ, Inc. and Legacy IonQ changed its name to IonQ Quantum, Inc. After the Business Combination, IonQ’s common stock and public warrants are traded on the New York Stock Exchange (“NYSE”) under the symbols “IONQ” and “IONQ WS,” respectively.
Unless otherwise indicated, references herein to the “Company” and “IonQ” refer to the consolidated operations of IonQ, Inc. and IonQ Quantum, Inc. References to “dMY” refer to the company prior to the consummation of the Business Combination and references to “Legacy IonQ” refer to IonQ, Inc. prior to the consummation of the Business Combination.
IonQ is engaged in quantum computing and develops general-purpose quantum computing systems designed to solve the world’s most complex problems, and transform business, society, and the planet for the better. Prior to 2019, the Company built certain quantum computing systems solely for research & development purposes. To operate the quantum computing systems, the Company has developed custom hardware, custom firmware, and an operating system to orchestrate the quantum computers. During 2019, the Company began to commercialize its quantum computing systems and entered into its first significant customer agreements. Currently, the Company permits customers to use the quantum computing systems through a quantum-computing-as-a-service
(“QCaaS”) platform.
Business Combination
While the legal acquirer in the Merger Agreement is dMY, for financial accounting and reporting purposes under accounting principles generally accepted in the United States of America (“U.S. GAAP”), Legacy IonQ is the accounting acquirer and the merger is accounted for as a “reverse recapitalization” (i.e., a capital transaction involving the issuance of stock by dMY for the stock of Legacy IonQ).
For accounting purposes, the Business Combination was treated as the equivalent of Legacy IonQ issuing stock for the net assets of dMY, accompanied by a recapitalization. The net assets of dMY are stated at historical cost, and no goodwill or other intangible assets were recorded. Because Legacy IonQ was deemed the accounting acquirer in the Business Combination, the historical financial statements of Legacy IonQ are the historical financial statements of the Company upon the consummation of the Business Combination. As a result, the financial statements included in this report reflect: (i) the historical operating results of Legacy IonQ prior to the Business Combination; (ii) the combined results of dMY and Legacy IonQ following the close of the Business Combination on September 30, 2021; and (iii) the assets and liabilities of Legacy IonQ stated at their historical cost.
In accordance with guidance applicable to these circumstances, the equity structure has been retroactively restated in all comparative periods up to the Closing Date to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy IonQ’s stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Legacy IonQ convertible redeemable preferred stock and warrants and Legacy IonQ common stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination. Legacy IonQ’s convertible redeemable preferred stock and warrants previously classified as mezzanine equity were retroactively adjusted, converted into common stock, and reclassified to permanent equity because of the reverse recapitalization.
At the Closing Date, the consummation of the Merger provided approximately $636.0 million of gross proceeds, including $345.0 million from the PIPE investment in common stock at $10.00 per share. In connection with the Business Combination, Legacy IonQ and dMY incurred direct and incremental costs of approximately $52 million related to the equity issuance, consisting primarily of banking, legal, accounting, and other professional fees, which were recorded to additional paid-in
capital as a reduction of proceeds. Additionally, approximately $4.3 million in offering costs were allocated to liability-classified warrants assumed in the Merger and expensed upon the close of the Business Combination.
Sponsor Support Agreement
Concurrently with the execution of the Merger Agreement, certain former dMY stockholders entered into a sponsor support agreement. Under the sponsor support agreement, and effective upon the consummation of the Business Combination, 10% of the dMY Class B common stock (or 750,000 shares), which were converted into shares of common stock at the consummation of the Business Combination, were unvested and subject to certain vesting and forfeiture provisions (the “Vesting Shares”).
These provisions provide that
(i) one-third
of the Vesting Shares shall vest at such time as (x) the closing price of common stock equals or exceeds $12.50 for any 20 trading days during any period of 30 consecutive trading days or (y) IonQ consummates a subsequent transaction (as defined) on or before the date that is five years after the consummation of the Business Combination,
(ii) one-third
of the Vesting Shares shall vest at such time as (x) the closing price of common stock equals or exceeds $15.00 for any 20 trading days during any period of 30 consecutive trading days or (y) IonQ consummates a subsequent transaction (as defined), on or before the date that is five years after the consummation of the Business Combination and
(iii) one-third
of the Vesting Shares shall vest at such time as (x) the closing price of common stock equals or exceeds $17.50 for any 20 trading days during any period of 30 consecutive trading days or (y) IonQ consummates a subsequent transaction (as defined), on or before the date that is five years after the consummation of the Business Combination.
The Vesting Shares are accounted for as equity classified instruments and were included as merger consideration as part of the reverse recapitalization and recorded in additional paid-in
capital. As of December 31, 2021, all of the Vesting Shares had vested and were released from any restrictions.
Segment Reporting
The Company operates as one operating segment as its chief executive officer, who is the chief operating decision maker, reviews financial information on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance.